Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events
20.	Subsequent Events

Subsequent to the issuance of the June financial statements on August 12, 2015 the following transactions occurred.

Debt Extinguishment

In October 2015, Talen Energy Supply’s $300 million of 5.70% REset Put Securities due 2035 (REPS) were subject to mandatory tender to the remarketing dealer. However, the remarketing dealer and Talen Energy Supply mutually agreed to terminate the remarketing dealer’s right to remarket the REPS and, in accordance with the terms of the REPS, Talen Energy Supply repurchased the REPS at par. The total aggregate consideration paid to repurchase the REPS was $434 million, which amount included $300 million of principal and $134 million of remarketing option value paid to the remarketing dealer. The termination payment to the remarketing dealer is expected to be recorded to earnings in the fourth quarter of 2015.

Anticipated Divestitures of Ironwood, Holtwood, Lake Wallenpaupack and Crane Power Plants

In October 2015, Holtwood, a wholly owned, indirect subsidiary of subsidiary of Talen Energy Supply and Talen Energy, entered into an agreement to sell the Holtwood and Lake Wallenpaupack hydroelectric projects in Pennsylvania for a purchase price of $860 million, subject to customary purchase price adjustments. At June 30, 2015, the projects have a combined summer rating operating capacity of 293 MW. The transaction is expected to close in the first quarter of 2016, subject to customary closing conditions and the receipt of required regulatory approvals.

In October 2015, Talen Generation, entered into an agreement to sell the Ironwood natural gas combined-cycle unit in Pennsylvania for a purchase price of $654 million, subject to customary purchase price adjustments. As part of the transaction, Talen Energy expects to repay $41 million of indebtedness, plus a customary pre-payment premium. At June 30, 2015, the Ironwood unit had a summer rating operating capacity of 660 MW. The transaction is expected to close in the first quarter of 2016, subject to customary closing conditions and the receipt of required regulatory approvals.

In October 2015, Raven Power Marketing LLC, a wholly owned indirect subsidiary of Talen Energy and Talen Energy Supply, entered into an agreement to sell the coal-fired Crane plant in Maryland. As of June 30, 2015, the Crane plant had a summer rating of 404 MW. The transaction is expected to close in the first quarter of 2016, subject to customary closing conditions and the receipt of required regulatory approvals. The transaction is not expected to have a significant impact on Talen Energy’s financial condition and results of operations.

The sales are part of the requirement to divest certain PJM assets to comply with a December 2014 FERC order approving the combination of Talen Energy Supply and RJS Power.

Anticipated Acquisition of MACH Gen LLC

All previously pending regulatory approvals have been obtained and therefore, the transaction is expected to close by the end of 2015. See Note 7 for additional information.

Impairment Assessments

As described in Note 1, Talen Energy performed an interim goodwill impairment assessment as of June 1, 2015, the spinoff and acquisition date. The East reporting unit, which is equivalent to the East segment, failed step one as of June 1, 2015. While the step two analysis was not complete by the filing of the second quarter Form 10-Q,management estimated that no goodwill impairment charge was required to be recorded in the second quarter.

Management has assessed the impact of the significant decline in Talen Energy Corporation’s stock price throughout the third quarter of 2015, which indicates a significant change in the financial markets’ view of the value of Talen Energy’s business and/or the industry in which it operates and potential risks associated with an investment in Talen Energy Corporation’s common stock and is considered an indicator of goodwill impairment in the third quarter.

Additionally, in the third quarter of 2015, management updated its fundamental pricing models in conjunction with market information gained as a result of the 2018/2019 planning year PJM capacity auction completed in August 2015 and updated its business plan. The resulting changes in forecasted cash flows and related fair value measurements indicated an impairment of certain other long-lived assets.

As a result of the third quarter analyses and these updates, on October 28, 2015, Talen Energy announced that it recorded impairment charges in connection with the preparation of Talen Energy’s financial statements for the third quarter 2015. A pre-tax goodwill impairment charge of $466 million ($449 million after-tax) was recorded, which represents all of the goodwill recorded on the balance sheet. In addition, a pre-tax impairment charge of $122 million ($73 million after-tax) was recorded, primarily attributable to the Sapphire plants which are classified as assets held for sale.